Financial Risk Management - Regulatory Capital Requirements (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Total risk-weighted capital ratio	16.56%	18.61%
Tier 1 risk-weighted capital ratio	15.46%	16.96%
Common Equity Tier 1 risk-weighted capital ratio	14.45%	16.00%
Total capital (Common Equity Tier 1 capital + Additional Tier 1 capital + Tier 2 capital)	¥ 11,983.8	¥ 12,289.3
Tier 1 capital (Common Equity Tier 1 capital + Additional Tier 1 capital)	11,186.2	11,199.3
Common Equity Tier 1 capital	10,458.4	10,562.8
Risk-weighted assets	72,350.1	66,008.0
The amount of minimum total capital requirements	¥ 5,788.0	¥ 5,280.6